DISPOSALS OF CONSOLIDATED ENTITIES	6 Months Ended
Jun. 30, 2025
Disposals Of Consolidated Entities
DISPOSALS OF CONSOLIDATED ENTITIES

3. DISPOSALS OF CONSOLIDATED ENTITIES

ZJIOT was dissolved on June 25, 2024. The dissolution resulted in a recorded loss of $83,590 for the six months ended June 30, 2024.

TDTJS was dissolved on January 15, 2025. The dissolution resulted in a recorded loss of $69,904 for the six months ended June 30, 2025.

TEPH and TPGXT was dissolved on April 29, 2025 and June 11, 2025, respectively. The dissolution of these companies results in minimal gain or loss for the six months ended June 30, 2025.

The dissolution of ZJIOT, TDTJS, TEPH and TPJXT were not qualified as discontinued operations as they do not individually or in the aggregate represent a strategic shift that has had a major impact on the Company’s operations or financial results.